Borrowing facilities - Narrative (Details) - GBP (£) £ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	£ 7,832	£ 7,905
Facilities held as backup to commercial paper and similar borrowings
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	7,792	7,864
Facilities available as backup to specific US borrowings
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	£ 40	£ 41